PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash	¥ 98,191	$ 15,092	¥ 189,905	$ 29,188	¥ 485,440	¥ 478,682
Amounts due from subsidiaries	25,304	3,889	13,496
Total current assets	1,111,136	170,779	1,194,856
Non-current assets:
Deferred cost, non-current	1,066	164	1,120
Total assets	3,465,390	532,622	3,228,603
Current liabilities:
Accrued expenses and other liabilities	385,919	59,313	277,398
Amounts due to subsidiaries	12,453	1,914	12,999
Total current liabilities	1,108,171	170,321	951,059
Total liabilities	2,450,472	376,632	1,996,833
Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares -500,000,000; issued shares -142,353,532 as of December 31,2016 and 2017; outstanding shares -130,091,977 as of December 31, 2016 and 2017)	105	16	105
Treasury stock	(8)	(1)	(8)
Additional paid-in capital	1,860,763	285,994	1,852,245
Accumulated other comprehensive loss	(47,418)	(7,288)	(87,968)
Accumulated deficit	(879,393)	(135,160)	(598,196)
Total Concord Medical Services Holdings Limited shareholders’ equity	934,049	143,561	1,166,178
Total liabilities and equity	3,465,390	532,622	3,228,603
Parent Company [Member]
Current assets:
Cash	3,104	477	22,218	$ 3,415	¥ 1,768	¥ 175,125
Amounts due from subsidiaries	414,692	63,737	269,270
Total current assets	417,796	64,214	291,488
Non-current assets:
Investment in subsidiaries	2,027,530	311,626	2,309,225
Deferred cost, non-current	800	123	854
Total assets	2,446,126	375,963	2,601,567
Current liabilities:
Short-term bank borrowings	512,221	78,727	410,963
Accrued expenses and other liabilities	16,871	2,593	34,986
Amounts due to subsidiaries	982,985	151,082	989,440
Total current liabilities	1,512,077	232,402	1,435,389
Total liabilities	1,512,077	232,402	1,435,389
Shareholders’ equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares -500,000,000; issued shares -142,353,532 as of December 31,2016 and 2017; outstanding shares -130,091,977 as of December 31, 2016 and 2017)	105	16	105
Treasury stock	(8)	(1)	(8)
Additional paid-in capital	1,860,763	285,994	1,852,245
Accumulated other comprehensive loss	(47,418)	(7,288)	(87,968)
Accumulated deficit	(879,393)	(135,160)	(598,196)
Total Concord Medical Services Holdings Limited shareholders’ equity	934,049	143,561	1,166,178
Total liabilities and equity	¥ 2,446,126	$ 375,963	¥ 2,601,567